STOCK-BASED COMPENSATION - Restricted share activities (Details) - 2024 Equity Incentive Plan - Restricted shares units - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awarded	363,745
Vested	(363,745)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value - awarded	$ 5.869
Weighted average grant date fair value - Vested	$ (5.869)
Stock-based compensation expenses included in General and administrative expenses	$ 6.3	$ 0.0
Awarded to Directors
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awarded	323,745
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value - awarded	$ 5.4313
Awarded to Non-employee consultants
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awarded	40,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value - awarded	$ 0.4377